Core Deposit Intangible Assets - Future Amortization Expense for Core Deposit Asset (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 125
2016	121
2017	116
2018	101
2019	63
Thereafter	103
Net carrying amount	$ 629